Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies - Subsidiaries (Table)

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	2021	2020
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 –6/30	1/1 –6/30
Amorgos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 –6/30
Andros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 –6/30
Antikithira Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Antiparos Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/1 –6/30	1/1 –6/30
Crete Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Folegandros Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Ikaria Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Ios Shipping Corporation	Vessel-Owning Company(1)	Cayman Is.	1/1 –6/30	1/1 –6/30
Kithira Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Kos Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Mytilene Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 –6/30	1/1 –6/30
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 –6/30	1/1 –6/30
Rhodes Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Serifos Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Shinyo Loyalty Limited	Former Vessel-Owning Company	Hong Kong	1/1 –6/30	1/1 –6/30
Shinyo Navigator Limited	Former Vessel-Owning Company	Hong Kong	1/1 –6/30	1/1 –6/30
Sifnos Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Skiathos Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Skopelos Shipping Corporation	Vessel-Owning Company(1)	Cayman Is.	1/1 –6/30	1/1 –6/30
Syros Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Thera Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Tinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Oinousses Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Psara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Antipsara Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Samothrace Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Thasos Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Limnos Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Skyros Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Alonnisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Makronisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Iraklia Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Paxos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Antipaxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Donoussa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Schinousa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Navios Acquisition Europe Finance Inc	Sub-Holding Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Kerkyra Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Lefkada Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Zakynthos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Leros Shipping Corporation	Vessel-Owning Company(11)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Kimolos Shipping Corporation	Former Vessel-Owning Company(5)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Samos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Tilos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Delos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Agistri Shipping Corporation	Operating Subsidiary	Malta	1/1 –6/30	1/1 – 6/30
Olivia Enterprises Corp.	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Cyrus Investments Corp.	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Doxa International Corp.	Vessel-Owning Company(2)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Tzia Shipping Corp.	Vessel-Owning Company(2)	Marshall Is.	1/1 –6/30	6/4 – 6/30
Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Navios Maritime Midstream Operating LLC	Sub-Holding Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Navios Maritime Midstream Partners L.P.	Sub-Holding Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Navios Maritime Midstream Partners Finance (US) Inc.	Co-borrower	Delaware	1/1 –6/30	1/1 – 6/30
Shinyo Kannika Limited	Former Vessel-Owning Company	Hong Kong	1/1 –6/30	1/1 – 6/30
Shinyo Ocean Limited	Former Vessel-Owning Company(3)	Hong Kong	1/1 –6/30	1/1 – 6/30
Shinyo Saowalak Limited	Vessel-Owning Company	British Virgin Is.	1/1 –6/30	1/1 – 6/30
Shinyo Kieran Limited	Vessel-Owning Company	British Virgin Is.	1/1 –6/30	1/1 – 6/30
Shinyo Dream Limited	Former Vessel-Owning Company(4)	Hong Kong	1/1 –6/30	1/1 – 6/30
Sikinos Shipping Corporation	Vessel-Owning Company(10)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Alkmene Shipping Corporation	Vessel-Owning Company(6)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Persephone Shipping Corporation	Vessel-Owning Company(6)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Rhea Shipping Corporation	Vessel-Owning Company(1),(6)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Aphrodite Shipping Corporation	Vessel-Owning Company(6)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Dione Shipping Corporation	Vessel-Owning Company(6)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Bole Shipping Corporation	Vessel-Owning Company(7),(14)	Marshall Is.	1/1 –4/28	6/29 – 6/30
Boysenberry Shipping Corporation	Vessel-Owning Company(7), (8)	Marshall Is.	1/1 –6/30	6/29 – 6/30
Brandeis Shipping Corporation	Vessel-Owning Company(7),(12)	Marshall Is.	1/1 –5/10	6/29 – 6/30
Buff Shipping Corporation	Vessel-Owning Company(7),(13)	Marshall Is.	1/1 –5/10	6/29 – 6/30
Cadmium Shipping Corporation	Vessel-Owning Company(7),(16)	Marshall Is.	1/1 –6/30	6/29 – 6/30
Celadon Shipping Corporation	Vessel-Owning Company(7),(15)	Marshall Is.	1/1 –6/30	6/29 – 6/30
Cerulean Shipping Corporation	Vessel-Owning Company(7), (9)	Marshall Is.	1/1 –6/30	6/29 – 6/30
Letil Navigation Limited	Sub-holding Company	Marshall Is.	1/1 –6/30	—

(1)	Currently, vessel-operating company under a sale and leaseback transaction.
(2)	Bareboat chartered-in vessels with purchase option, expected to be delivered in each of the third quarter of 2021 and the third quarter of 2022.
(3)	In May 10, 2019, Navios Acquisition sold the Shinyo Ocean, a 2001-built VLCC vessel of 281,395 dwt to an unaffiliated third party for a sale price of $12,525.
(4)	On March 25, 2019, Navios Acquisition sold the C. Dream, a 2000-built VLCC vessel of 298,570 dwt to an unaffiliated third party for a sale price of $21,750.
(5)	On October 8, 2019, Navios Acquisition sold the Nave Electron, a 2002-built VLCC vessel of 305,178 dwt to an unaffiliated third party for a sale price of $25,250.
(6)	In December 2019, Navios Acquisition acquired five product tankers, two LR1 product tankers and three MR1 product tankers following the Liquidation of Navios Europe I.
(7)	In June 2020, Navios Acquisition acquired seven vessel owning companies following the Liquidation of Navios Europe II.
(8)	In March 2021, Navios Acquisition sold the Solstice N, a 2007-built container vessel of 3,398 teu to an unaffiliated party for a gross sale price of $ 11,000.
(9)	In January 2021, Navios Acquisition sold the Allegro N, a 2014-built container vessel of 3,421 teu to an unaffiliated party for a gross sale price of $ 14,075.
(10)	In March 2021, Navios Acquisition sold the Nave Celeste, a 2003-built VLCC vessel of 298,717 dwt to an unaffiliated party for a sale price of $ 24,400.
(11)	In June 2021, Navios Acquisition sold the Nave Neutrino, a 2003-VLCC vessel of 298,287 dwt to an unaffiliated party for a sale price of $25,000.
(12)	In May 2021, Navios Acquisition sold the Ete N, a 2012-built container vessel of 41,139 dwt to a related party for a sale price of $19,500.
(13)	In May 2021, Navios Acquisition sold the Fleur N, a 2012-built container vessel of 41,130 dwt to a related party for a sale price of $19,500.
(14)	In April 2021, Navios Acquisition sold the Spectrum N a 2009-built container vessel of 34,333 dwt to a related party for a sale price of $16,500
(15)	In May 2021, Navios Acquisition sold the Vita N, a 2010-built container vessel of 23,359 dwt, to an unaffiliated third party for a sale price of $9,125.
(16)	In May 2021, Navios Acquisition sold the Acrux N, a 2010-built container vessel of 23,338 dwt, to an unaffiliated third party for a sale price of $9,338.

Summary of Significant Accounting Policies - Options to extend or terminate a lease (Table)

Vessel	Option
Hector N	Charterer’s option to extend the charter for up six months at $12,591 net per day.
Perseus N	Charterer’s option to extend the charter for six months at $13,825 net per day.
Nave Pyxis	Charterer’s option to extend the charter for six months at $14,438 net per day.
Nave Pulsar	Charterer’s option to extend the charter for six months at $15,553 net per day plus ice-transit premium.
Nave Rigel	Charterer has the option to charter the vessel for an optional year at a rate of $17,063 net per day.
Nave Cetus	Charterer has the option to charter the vessel for an optional year at a rate of $17,063 net per day.
Nave Equinox	Charterer has the option to charter the vessel for an optional six months period at a rate of $16,294 net per day.
Nave Alderamin	Charterer has the option to charter the vessel for an optional year at a rate of $14,438 net per day.
Nave Orion	Charterer has the option to charter the vessel for an optional year at a rate of $14,438 net per day.
Nave Capella	Charterer has the option to charter the vessel for an optional year at a rate of $14,438 net per day.
Nave Estella	Charterer has the option to charter the vessel for an optional year at a rate of $14,630 net per day.
Nave Aquila	Charterer’s option to extend the charter for up to four months at $12,838 net per day.
Nave Velocity	Charterer’s option to extend the charter for one year at $16,540 net per day plus one year at $17,528 net per day.
Nave Sextans	Charterer’s option to extend the charter for up to six months at $15,689 net per day.
Nave Jupiter	Charterer’s option to extend the charter for an optional year at a rate of $15,990 net per day.
Nave Luminosity	Charterer has the option to charter the vessel for an optional year at a rate of $18,022 net per day.
Nave Spherical	Contract provides 100% of BITR TD3C-TCE index plus $5,000 premium. Charterer’s option to extend for one year at TD3C-TCE index plus $1,500 premium.
Nave Galactic	Contract provides adjusted BITR TD3C-TCE index with a floor of $17,775, 100% to Navios up to collar $38,159 and 50% thereafter. Charterer’s option to extend for six months at same terms.
Nave Universe	Contract provides adjusted BITR TD3C-TCE index with a floor of $17,775, 100% to Navios up to collar $38,159 and 50% thereafter. Charterer’s option to extend for six months at same terms.
Baghdad	Charterer’s option to extend the bareboat charter for five years at $29,751 net per day.
Erbil	Charterer’s option to extend the bareboat charter for five years at $29,751 net per day.